Related Party Transactions - Summary of Compensation of Key Management Personnel and Directors (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Short-term employee benefits	$ 34	$ 33	$ 25
Post-employment benefits	3	3	3
Share-based payments	37	32	32
Total	$ 74	$ 68	$ 60